Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Summary of share capital [Roll Forward]
Balance (in shares)				67,238,253
Balance (in shares)	62,378,521			62,378,521	67,238,253
Repurchased and cancelled				$ (52,398)	$ (450,000)
Other				3	35	1,174
Other share capital disclosures [Abstract]
Total cost of common shares repurchased and cancelled				52,398	450,000	0
Quarterly Dividends [Abstract]
Amount of dividends paid				19,244	0	0
Common Stock [Member]
Summary of share capital [Roll Forward]
Balance (in shares)				67,238,000	120,137,000	120,137,000
Issued (in shares)				0	42,000	0
Repurchased and cancelled (in shares)				(4,860,000)	(52,941,000)	0
Other (in shares)				0	0	0
Balance (in shares)	62,378,000			62,378,000	67,238,000	120,137,000
Balance				273,859	488,808	488,908
Issued				0	327	0
Repurchased and cancelled				(19,775)	(215,304)	0
Other				(8)	28	(100)
Balance	254,076			254,076	273,859	488,808
Other share capital disclosures [Abstract]
Shares authorized to purchase for cancellation (in shares)	5,677,108			5,677,108
Total cost of common shares repurchased and cancelled				52,398
Quarterly Dividends [Abstract]
Quarterly dividends declared (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Date dividends were paid	Oct. 01, 2011	Jul. 05, 2011	Apr. 01, 2011
Amount of dividends paid	$ 6,400	$ 6,400	$ 6,400
Date of record	Sep. 23, 2011	Jul. 17, 2011	Mar. 17, 2011